CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
REVENUE	$ 365	$ 236	$ 500
COST OF REVENUE	209	210
RESEARCH AND DEVELOPMENT EXPENSES, NET	6,398	7,199	8,518
GENERAL AND ADMINISTRATIVE EXPENSES	4,891	4,281	2,843
OPERATING LOSS	11,133	11,454	10,861
FINANCIAL INCOME:
Income from change in fair value of financial liabilities at fair value through profit or loss, net	(1,237)	(743)	(523)
Other financial expenses (income), net	67	84	(34)
FINANCIAL INCOME, net	(1,170)	(659)	(557)
LOSS BEFORE TAXES	9,963	10,795	10,304
TAXES ON INCOME	20
NET COMPREHENSIVE LOSS FOR THE YEAR	$ 9,983	$ 10,795	$ 10,304
LOSS PER ORDINARY SHARE:
Basic	$ 0.54	$ 0.89	$ 1.30
Diluted	$ 0.55	$ 0.89	$ 1.31
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES:
Basic	18,417,093	12,146,729	7,955,447
Diluted	18,563,675	12,146,729	7,983,402